Registration No. 2-73969

File No. 811-3255

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 48	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 47	☒

PANORAMA SERIES FUND, INC.

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of Principal Executive Offices)(Zip Code)

(303) 768-3200

(Registrant’s Telephone Number, including Area Code)

Arthur S. Gabinet, Esq.

OppenheimerFunds, Inc.

Two World Financial Center, 225 Liberty Street

New York, New York 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On ______________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On ____________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On _________pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 16th day of May, 2012.

PANORAMA SERIES FUND, INC.
By:	William F. Glavin, Jr.*
William F. Glavin, Jr., President Principal Executive Officer and Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

William L. Armstrong*	Chairman of the	May 16, 2012
William L. Armstrong	Board of Directors

William F. Glavin, Jr.*	President, Principal	May 16, 2012
William F. Glavin, Jr.	Executive Officer Director

Brian W. Wixted*	Treasurer, Principal	May 16, 2012
Brian W. Wixted	Financial & Accounting Officer

Edward L. Cameron*	Director	May 16, 2012
Edward L. Cameron

Jon S. Fossel*	Director	May 16, 2012
Jon S. Fossel

Sam Freedman*	Director	May 16, 2012
Sam Freedman

Richard F. Grabish*	Director	May 16, 2012
Richard F. Grabish

Beverly L. Hamilton*	Director	May 16, 2012
Beverly L. Hamilton

Victoria J. Herget*	Director	May 16, 2012
Victoria J. Herget

Robert J. Malone*	Director	May 16, 2012
Robert J. Malone

F. William Marshall, Jr.*	Director	May 16, 2012
F. William Marshall, Jr.

Karen L. Stuckey*	Director	May 16, 2012
Karen L. Stuckey

James D. Vaughn*	Director	May 16, 2012
James D. Vaughn

*By:	/s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description
Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document